Property and Equipment	12 Months Ended
Jan. 31, 2021
8. Property and Equipment
Cost	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2018	–	–	–	–	–
Exchange agreement (Note 6(e))	–	5,213	–	–	5,213
Effect of foreign exchange rate changes	–	94	–	–	94
Balance, January 31, 2019	–	5,307	–	–	5,307
Additions	7,349	65,698	200,084	269,611	542,742
Impairment	–	(5,213)	–	–	(5,213)
Effect of foreign exchange rate changes	–	(94)	–	–	(94)

Balance, January 31, 2020	7,349	65,698	200,084	269,611	542,742
Addition	–	10,153	–	–	10,153
Acquisition (Note 6(b))	–	44,553	–	–	44,553
Impairment (Notes 5(a) and 5(b))	(7,349)	(77,098)	(200,084)	(269,611)	(554,143)
Effect of foreign exchange rate changes	–	1,247	–	–	1,247

Balance, January 31, 2021	–	44,553	–	–	44,553

Accumulated Depreciation	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2018	–	–	–	–	–
Depreciation	–	1,135	–	–	1,135
Effect of foreign exchange rate changes	–	10	–	–	10
Balance, January 31, 2019	–	1,145	–	–	1,145
Depreciation	306	2,615	–	–	2,921
Impairment	–	(1,312)	–	–	(1,312)
Effect of foreign exchange rate changes	–	(257)	–	–	(257)

Balance, January 31, 2020	306	2,191	–	–	2,497
Depreciation	2,756	22,393	–	–	25,149
Impairment (Notes 5(a) and 5(b))	(3,062)	(16,926)	–	–	(19,988)
Effect of foreign exchange rate changes	–	24	–	–	24

Balance, January 31, 2021	–	7,682	–	–	7,682

Net book value, January 31, 2021	–	36,871	–	–	36,871
Net book value, January 31, 2020	7,043	63,507	200,084	269,611	540,245
Net book value, January 31, 2019	–	4,162	–	–	4,162

During the year ended January 31, 2021, pursuant to signing of the share purchase agreement for the sale of Pivot (Note 5(a)) and the shift in strategic focus (Note 5(b)), the Company impaired property and equipment totaling $534,155 (2019 - $3,901), which has been recorded within gain (loss) on sale/ abandonment of assets, net in the consolidated statements of comprehensive loss.